Real Estate Investments (Acquired Assets) (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) property	Sep. 30, 2018 USD ($) property
Real estate investments, at cost:
Weighted-average remaining amortization periods	9 years 10 months 24 days	7 years 8 months 12 days
Individual business acquisitions
Real estate investments, at cost:
Land	$ 6,356	$ 7,870
Buildings, fixtures and improvements	68,903	53,614
Construction in progress	5,362	6,685
Total tangible assets	80,621	68,169
Market lease liabilities	(1,483)	(286)
Total intangible assets and liabilities	11,017	5,430
Cash paid for real estate investments, including acquisitions	$ 91,638	$ 73,599
Number of properties purchased | property	9	11
Individual business acquisitions | In-place leases
Real estate investments, at cost:
In-place leases, market leases, and other intangible assets	$ 11,777	$ 5,440
Individual business acquisitions | Market lease and other intangible assets
Real estate investments, at cost:
In-place leases, market leases, and other intangible assets	$ 723	$ 276